TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivable	$ 2,627	$ 1,076
Income tax receivable	185	160
Sales tax receivable	19	21
Duties receivable	172	162
Receivable from manufacturer	2,596	1,236
Total Trade and other receivables	$ 5,599	$ 2,655